Property and Equipment	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property and Equipment

3.	PROPERTY AND EQUIPMENT

At December 31, 2015 and 2014, property and equipment consists of the following:

	2015	2014
Computer equipment	$111,196	$120,513
Furniture and fixtures	21,303	22,323
Leasehold improvements	35,897	55,102
	168,396	197,938
Less accumulated depreciation and amortization	139,885	161,838
Total	$28,511	$36,100

Depreciation of property and equipment amounted to $14,124 and $15,054 during the years ended December 31, 2015 and 2014, respectively. Depreciation costs are included in the accompanying statements of operations in operating expenses.